Earnings Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) - NZD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jul. 31, 2020	Jul. 31, 2019
Loss per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
From continuing operations attributable to the ordinary equity holders of the company		$ (1.43)	$ (52.23)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company		$ (1.43)	$ (52.23)
Loss attributable to the ordinary equity holders of the Group used in calculating basic earnings per share:		$ (19,696)	$ (27,215)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	[1]	12,921,978	550,071

[1]	On 20 December 2019 the Group executed a 1-100 reverse share split reducing the number of shares. The reverse split has also been reflected in the prior period number of shares.